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                    SUPPLEMENT DATED JANUARY 31, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 30, 2005
                         VAN KAMPEN CORPORATE BOND FUND
                           VAN KAMPEN HIGH YIELD FUND

                             DATED OCTOBER 31, 2005
                              VAN KAMPEN PACE FUND

                              DATED APRIL 29, 2005
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                    VAN KAMPEN REAL ESTATE SECURITIES FUND,
   EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005 AND SEPTEMBER 22, 2005

                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND,
      AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005 AND SEPTEMBER 22, 2005

                              DATED MARCH 31, 2005
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
      AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005 AND SEPTEMBER 22, 2005

     The Statement of Additional Information is hereby supplemented as follows:

     The sixteenth paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

     With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for Class A Shares, Class B Shares and Class C Shares sold through Morgan Stanley DW's Mutual Fund Network (excluding sales through Morgan Stanley DW 401(k) platforms or shares, if any, held by participants in the Morgan Stanley Fund Solution(SM) Program, the Morgan Stanley Personal Portfolio(SM) Program and Morgan Stanley Corporate Retirement Solutions), (a) an amount up to 0.11% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.03% of the value of such Fund shares held in excess of $600 million; (2) for Class I Shares (excluding sales through Morgan Stanley DW 401(k) platforms or shares, if any, held by participants in the Morgan Stanley Fund Solution(SM) Program, Morgan Stanley Funds Portfolio Architect(SM) Program, the Morgan Stanley Personal Portfolio(SM) Program and Morgan Stanley Corporate Retirement Solutions), an ongoing annual fee in an amount up to 0.05% of the value of such fund shares held; and (3) for shares sold through Morgan Stanley DW Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                DISSPTSAI B 1/06